Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 1,392	€ 1,337
Additions / (repayments)	308	110
Other changes	128	(56)
Ending balance	1,829	1,392
Current	639	788
Non-current	€ 1,190	€ 604